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[SECURITY BENEFIT LOGO]

September 9, 2009

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV 1940 Act Registration Number: 811-10011 1933 Act Registration Numbers: 333-41180, 333-52114, 333-120399 and 333-138540 CIK: 0001116625 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Growth Series	0000202032	September 4, 2009
AIM Variable Insurance Funds	0000896435	August 26, 2009
American Century Variable Portfolios, Inc.	0000814680	August 26, 2009
Direxion Insurance Trust	0001102060	September 3, 2009
Dreyfus Appreciation Fund, Inc.	0000318478	August 26, 2009
Dreyfus Investment Portfolios	0001056707	August 14, 2009
Dreyfus Variable Investment Fund	0000813383	August 14, 2009
Federated Insurance Series	0000912577	August 27, 2009
Franklin Templeton Variable Insurance Products Trust	0000837274	August 24, 2009
Janus Aspen Series	0000906185	August 27, 2009
Legg Mason Partners Variable Equity Trust	0001176343	August 27, 2009
Legg Mason Partners Variable Income Trust	0000874835	August 27, 2009
MFS® Variable Insurance Trust	0000918571	September 1, 2009
Neuberger Berman Advisers Management Trust	0000736913	September 1, 2009
Northern Lights Variable Trust	0001352621	August 26, 2009
Oppenheimer Variable Account Funds	0000752737	August 24, 2009
PIMCO Variable Insurance Trust	0001047304	August 26, 2009
Royce Capital Fund	0001006387	August 26, 2009
Royce Fund	0000709364	September 3, 2009
RS Investment Trust	0000814232	September 1, 2009
Rydex Variable Trust	0001064046	September 8, 2009
SBL Fund	0000217087	September 4, 2009
Security Income Fund	0000088498	September 4, 2009
T. Rowe Price Capital Appreciation Fund	0000793347	August 25, 2009
T. Rowe Price Growth Stock Fund, Inc.	0000080257	August 27, 2009
The Universal Institutional Funds, Inc.	0001011378	September 8, 2009
Van Kampen Comstock Fund	0000205193	August 27, 2009
Van Kampen Equity & Income Fund	0000080832	August 27, 2009
Van Kampen Life Investment Trust	0000778536	August 27, 2009
Variable Insurance Products Fund II	0000831016	August 21, 2009
Variable Insurance Products Fund III	0000927384	August 21, 2009
Variable Insurance Products Fund V	0000823535	September 2, 2009
Wells Fargo Variable Trust	0001081402	September 1, 2009

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001